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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a

BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments

Baron Asset Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.66%)
Consumer Discretionary (12.87%)
	Automotive Retail (0.71%)
336,446	CarMax, Inc. [1]	$3,823,250	$21,576,282

	Hotels, Resorts & Cruise Lines (2.51%)
521,442	Choice Hotels International, Inc.	2,236,519	40,463,899
496,233	Hyatt Hotels Corp., Cl A [1]	13,413,212	36,492,975

		15,649,731	76,956,874

	Internet & Direct Marketing Retail (3.82%)
312,627	Expedia, Inc.	39,280,509	37,443,336
447,602	Liberty Ventures, Series A [1]	25,855,241	24,277,932
31,759	The Priceline Group, Inc. [1]	5,086,069	55,188,885

		70,221,819	116,910,153

	Leisure Facilities (4.99%)
719,538	Vail Resorts, Inc.	13,956,068	152,880,239

	Specialty Stores (0.84%)
248,117	Tiffany & Co.	7,649,601	25,791,762

Total Consumer Discretionary		111,300,469	394,115,310

Energy (0.37%)
	Oil & Gas Exploration & Production (0.37%)
74,931	Concho Resources, Inc. [1]	3,203,300	11,256,135

Financials (16.23%)
	Asset Management & Custody Banks (1.12%)
327,514	T. Rowe Price Group, Inc.	12,239,533	34,366,044

	Financial Exchanges & Data (4.22%)
431,723	FactSet Research Systems, Inc.	23,376,353	83,218,926
228,267	MarketAxess Holdings, Inc.	25,243,181	46,052,867

		48,619,534	129,271,793

	Insurance Brokers (2.32%)
471,421	Willis Towers Watson plc [2]	58,073,020	71,038,431

	Investment Banking & Brokerage (3.77%)
2,247,936	The Charles Schwab Corp.	2,076,850	115,476,472

	Property & Casualty Insurance (3.46%)
1,166,148	Arch Capital Group Ltd. [1,2]	12,673,684	105,851,254

	Regional Banks (1.34%)
471,421	First Republic Bank	14,958,209	40,843,915

Total Financials		148,640,830	496,847,909

Health Care (21.38%)
	Health Care Distributors (0.62%)
272,928	Henry Schein, Inc. [1]	3,500,242	19,072,209

	Health Care Equipment (7.09%)
1,102,630	IDEXX Laboratories, Inc. [1]	20,789,067	172,429,279
178,644	Teleflex, Inc.	34,807,367	44,450,200

		55,596,434	216,879,479

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Supplies (4.05%)
84,360	Align Technology, Inc. [1]	$12,821,265	$18,743,948
208,418	The Cooper Companies, Inc.	26,402,986	45,410,114
605,404	West Pharmaceutical Services, Inc.	26,455,690	59,735,213

		65,679,941	123,889,275

	Health Care Technology (0.62%)
344,386	Veeva Systems, Inc., Cl A [1]	19,122,217	19,037,658

	Life Sciences Tools & Services (9.00%)
396,986	Bio-Techne Corporation	39,003,090	51,429,536
322,552	Illumina, Inc. [1]	13,881,723	70,474,387
248,117	Mettler-Toledo International, Inc. [1]	15,366,887	153,713,444

		68,251,700	275,617,367

Total Health Care		212,150,534	654,495,988

Industrials (15.75%)
	Aerospace & Defense (1.02%)
516,082	BWX Technologies, Inc.	25,835,700	31,217,800

	Agricultural & Farm Machinery (1.11%)
521,045	The Toro Co.	32,106,862	33,987,766

	Building Products (1.01%)
506,158	AO Smith Corp.	26,242,995	31,017,362

	Construction Machinery & Heavy Trucks (1.23%)
94,284	WABCO Holdings, Inc. [1]	11,051,159	13,529,754
297,740	Westinghouse Air Brake Technologies Corporation	19,242,845	24,244,968

		30,294,004	37,774,722

	Environmental & Facilities Services (0.94%)
616,408	Rollins, Inc.	18,298,480	28,681,464

	Industrial Conglomerates (2.01%)
238,192	Roper Technologies, Inc.	19,882,431	61,691,728

	Industrial Machinery (2.39%)
426,760	IDEX Corporation	31,129,521	56,319,517
124,058	The Middleby Corp. [1]	5,982,443	16,741,627

		37,111,964	73,061,144

	Research & Consulting Services (5.60%)
863,280	TransUnion [1]	36,900,786	47,445,869
1,290,206	Verisk Analytics, Inc. [1]	33,141,251	123,859,776

		70,042,037	171,305,645

	Trading Companies & Distributors (0.44%)
248,117	Fastenal Co.	4,100,825	13,569,519

Total Industrials		263,915,298	482,307,150

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (24.08%)
	Application Software (7.59%)
545,856	ANSYS, Inc. [1]	$14,655,945	$80,562,887
1,210,809	Guidewire Software, Inc. [1]	58,345,609	89,914,676
912,076	SS&C Technologies Holdings, Inc.	24,922,839	36,920,837
114,134	The Ultimate Software Group, Inc. [1]	22,104,684	24,907,463

		120,029,077	232,305,863

	Data Processing & Outsourced Services (4.00%)
204,448	FleetCor Technologies, Inc. [1]	7,420,186	39,341,929
396,986	MAXIMUS, Inc.	20,059,608	28,416,258
744,350	Vantiv, Inc., Cl A [1]	40,579,408	54,746,942

		68,059,202	122,505,129

	Internet Software & Services (5.51%)
198,493	CoStar Group, Inc. [1]	34,240,615	58,942,497
645,103	Verisign, Inc. [1]	31,487,808	73,825,587
268,831	Zillow Group, Inc., CI A [1]	7,601,320	10,952,175
609,374	Zillow Group, Inc., Cl C [1]	15,528,194	24,935,584

		88,857,937	168,655,843

	IT Consulting & Other Services (6.19%)
1,538,323	Gartner, Inc. [1]	33,456,031	189,444,477

	Technology Distributors (0.79%)
347,363	CDW Corp.	21,352,376	24,138,255

Total Information Technology		331,754,623	737,049,567

Real Estate (7.98%)
	Office REITs (0.77%)
59,548	Alexander’s, Inc. [3]	2,651,712	23,572,076

	Real Estate Services (2.18%)
1,538,323	CBRE Group, Inc., Cl A [1]	18,603,540	66,624,769

	Specialized REITs (5.03%)
143,416	Equinix, Inc.	9,720,327	64,998,999
545,856	SBA Communications Corp. [1]	15,071,916	89,171,036

		24,792,243	154,170,035

Total Real Estate		46,047,495	244,366,880

Total Common Stocks		1,117,012,549	3,020,438,939

Private Equity Investments (0.02%)
Financials (0.02%)
	Asset Management & Custody Banks (0.02%)
7,056,223	Windy City Investments Holdings, L.L.C. [1,3,4,6]	0	684,454

Principal Amount		Cost	Value
Short Term Investments (1.56%)
$47,834,872	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/29/2017, 0.20% due 1/2/2018; Proceeds at maturity - $47,835,935; (Fully collateralized by $1,305,000 U.S. Treasury Bond, 8.75% due 5/15/2020; Market value - $1,527,328, $7,870,000 U.S. Treasury Note, 2.375% due 8/15/2024; Market value - $7,952,478, $32,070,000 U.S. Treasury Inflation-Indexed Note, 0.125% due 4/15/2020; Market value - $33,676,162 and $5,745,000 U.S. Treasury Note, 0.125% due 4/15/2019; Market value - $5,638,396)[5]	$47,834,872	$47,834,872

Total Investments (100.24%)		$1,164,847,421	3,068,958,265

Liabilities Less Cash and Other Assets (-0.24%)			(7,467,276)

Net Assets			$3,061,490,989

Retail Shares (Equivalent to $68.16 per share based on 29,132,620 shares outstanding)			$1,985,578,765

Institutional Shares (Equivalent to $70.47 per share based on 14,746,441 shares outstanding)			$1,039,241,293

R6 Shares (Equivalent to $70.46 per share based on 520,434 shares outstanding)			$36,670,931

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	At December 31, 2017, the market value of restricted and fair valued securities amounted to $684,454 or 0.02% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (100.58%)
Consumer Discretionary (26.59%)
	Apparel, Accessories & Luxury Goods (0.70%)
3,000,000	Under Armour, Inc., Cl A [1]	$11,848,307	$43,290,000

	Automotive Retail (0.20%)
275,000	Camping World Holdings, Inc., Cl A	7,734,179	12,300,750

	Casinos & Gaming (5.66%)
725,000	Boyd Gaming Corp.	18,479,841	25,411,250
4,155,000	Penn National Gaming, Inc. [1]	36,915,622	130,176,150
2,725,000	Pinnacle Entertainment, Inc. [1]	31,437,493	89,189,250
3,131,887	Red Rock Resorts, Inc., Cl A	66,868,262	105,669,867

		153,701,218	350,446,517

	Education Services (2.88%)
1,900,000	Bright Horizons Family Solutions, Inc. [1]	61,523,362	178,600,000

	General Merchandise Stores (0.25%)
291,228	Ollie’s Bargain Outlet Holdings, Inc. [1]	13,369,556	15,507,891

	Hotels, Resorts & Cruise Lines (7.26%)
3,007,500	Choice Hotels International, Inc. [4]	73,061,456	233,382,000
1,600,000	Marriott Vacations Worldwide Corp. [4]	87,504,361	216,336,000

		160,565,817	449,718,000

	Leisure Facilities (7.53%)
2,196,993	Vail Resorts, Inc. [4]	80,228,702	466,795,103

	Movies & Entertainment (1.74%)
5,450,018	Manchester United plc, Cl A [2]	77,159,985	107,910,356

	Specialty Stores (0.37%)
799,223	Dick’s Sporting Goods, Inc.	12,230,119	22,969,669

Total Consumer Discretionary		578,361,245	1,647,538,286

Consumer Staples (1.52%)
	Food Distributors (0.59%)
1,100,000	Performance Food Group Co. [1]	20,900,000	36,410,000

	Household Products (0.93%)
1,150,000	Church & Dwight Co., Inc.	10,412,780	57,695,500

Total Consumer Staples		31,312,780	94,105,500

Financials (25.50%)
	Asset Management & Custody Banks (4.55%)
2,400,000	The Carlyle Group	52,323,847	54,960,000
2,000,000	Cohen & Steers, Inc.	49,208,575	94,580,000
2,340,000	Financial Engines, Inc.	66,369,451	70,902,000
1,455,195	Oaktree Capital Group, LLC	65,648,565	61,263,709

		233,550,438	281,705,709

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Financial Exchanges & Data (9.82%)
1,350,000	FactSet Research Systems, Inc.	$67,699,226	$260,226,000
1,180,000	Morningstar, Inc.	29,712,536	114,424,600
1,850,000	MSCI, Inc.	35,414,266	234,099,000

		132,826,028	608,749,600

	Investment Banking & Brokerage (0.82%)
283,871	Houlihan Lokey, Inc.	11,889,433	12,896,260
775,000	Moelis & Co., Cl A	22,607,788	37,587,500

		34,497,221	50,483,760

	Life & Health Insurance (3.33%)
2,030,000	Primerica, Inc.	43,907,721	206,146,500

	Property & Casualty Insurance (6.20%)
3,750,000	Arch Capital Group Ltd. [1,2]	36,285,036	340,387,500
978,449	Kinsale Capital Group, Inc.	32,761,205	44,030,205

		69,046,241	384,417,705

	Thrifts & Mortgage Finance (0.78%)
525,000	Essent Group, Ltd. [1,2]	14,507,433	22,795,500
75,000	LendingTree, Inc. [1]	25,158,116	25,533,750

		39,665,549	48,329,250

Total Financials		553,493,198	1,579,832,524

Health Care (8.67%)
	Biotechnology (0.10%)
400,000	Denali Therapeutics, Inc. [1]	7,454,994	6,256,000

	Health Care Equipment (3.48%)
1,380,000	IDEXX Laboratories, Inc. [1]	21,008,144	215,804,400

	Health Care Supplies (1.76%)
365,038	Neogen Corp. [1]	8,075,677	30,009,774
800,000	West Pharmaceutical Services, Inc.	27,688,593	78,936,000

		35,764,270	108,945,774

	Life Sciences Tools & Services (3.33%)
875,000	Bio-Techne Corporation	46,302,066	113,356,250
150,000	Mettler-Toledo International, Inc. [1]	6,877,057	92,928,000

		53,179,123	206,284,250

Total Health Care		117,406,531	537,290,424

Industrials (4.85%)
	Building Products (3.04%)
120,795	CaesarStone Ltd. [1,2]	1,328,745	2,657,490
1,225,000	Masonite International Corp. [1,2]	67,851,471	90,833,750
875,000	Trex Company, Inc. [1]	31,973,878	94,841,250

		101,154,094	188,332,490
	Industrial Machinery (1.03%)
475,000	The Middleby Corp. [1]	13,131,426	64,101,250

	Trading Companies & Distributors (0.78%)
1,000,000	Air Lease Corp.	23,203,508	48,090,000

Total Industrials		137,489,028	300,523,740

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (23.68%)
	Application Software (9.15%)
725,000	Altair Engineering, Inc., Cl A [1]	$11,330,019	$17,342,000
1,600,000	ANSYS, Inc. [1]	37,902,179	236,144,000
51,769	Ellie Mae, Inc. [1]	4,418,738	4,628,149
1,190,000	Guidewire Software, Inc. [1]	38,711,926	88,369,400
1,000,000	Pegasystems, Inc.	13,997,009	47,150,000
4,275,000	SS&C Technologies Holdings, Inc.	34,242,538	173,052,000

		140,602,409	566,685,549

	Data Processing & Outsourced Services (2.25%)
1,950,000	MAXIMUS, Inc.	36,323,579	139,581,000

	Electronic Components (0.89%)
280,000	Littelfuse, Inc.	31,472,950	55,389,600

	Internet Software & Services (6.69%)
729,081	2U, Inc. [1]	37,380,861	47,033,015
2,200,000	Benefitfocus, Inc. [1,4]	83,233,571	59,400,000
955,000	CoStar Group, Inc. [1]	41,437,436	283,587,250
425,000	Wix.com Ltd. [1,2]	27,515,281	24,458,750

		189,567,149	414,479,015

	IT Consulting & Other Services (4.70%)
2,365,000	Gartner, Inc. [1]	36,340,435	291,249,750

Total Information Technology		434,306,522	1,467,384,914

Real Estate (8.34%)
	Diversified REITs (0.28%)
460,135	American Assets Trust, Inc.	8,503,418	17,595,562

	Office REITs (3.25%)
120,000	Alexander’s, Inc. [5]	22,426,316	47,502,000
3,750,000	Douglas Emmett, Inc.	48,432,016	153,975,000

		70,858,332	201,477,000

	Specialized REITs (4.81%)
750,000	Alexandria Real Estate Equities, Inc. [5]	27,037,562	97,942,500
5,400,000	Gaming and Leisure Properties, Inc.	119,143,510	199,800,000

		146,181,072	297,742,500

Total Real Estate		225,542,822	516,815,062

Telecommunication Services (1.43%)
	Alternative Carriers (1.43%)
7,493,437	Iridium Communications, Inc. [1,4]	45,709,971	88,422,557

Total Common Stocks		2,123,622,097	6,231,913,007

Shares		Cost	Value
Preferred Stocks (0.28%)
Telecommunication Services (0.28%)
	Alternative Carriers (0.28%)
41,074	Iridium Communications, Inc., Series B, 6.75% [1,4,6]	$10,268,500	$17,183,308

Private Equity Investments (0.00%)
Financials (0.00%)
	Asset Management & Custody Banks (0.00%)
2,375,173	Windy City Investments Holdings, L.L.C. [1,3,5,7]	0	230,392

Total Investments (100.86%)		$2,133,890,597	6,249,326,707

Liabilities Less Cash and Other Assets (-0.86%)			(53,038,510)

Net Assets			$6,196,288,197

Retail Shares (Equivalent to $67.67 per share based on 39,074,448 shares outstanding)			$2,644,056,629

Institutional Shares (Equivalent to $69.55 per share based on 50,693,648 shares outstanding)			$3,525,783,151

R6 Shares (Equivalent to $69.56 per share based on 380,247 shares outstanding)			$26,448,417

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2017, the market value of restricted and fair valued securities amounted to $230,392 or 0.00% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.63%)
Consumer Discretionary (17.97%)
	Advertising (0.51%)
1,075,000	Emerald Expositions Events, Inc.	$19,233,163	$21,865,500

	Automotive Retail (2.08%)
2,000,000	Camping World Holdings, Inc., Cl A	53,362,253	89,460,000

	Cable & Satellite (2.16%)
100,000	Liberty Broadband Corporation, Cl A [1]	404,823	8,505,000
300,000	Liberty Broadband Corporation, Cl C [1]	1,184,602	25,548,000
1,100,000	Liberty Media Corp.-Liberty SiriusXM, Cl C [1]	2,399,373	43,626,000
750,000	MSG Networks, Inc., Cl A [1]	5,189,393	15,187,500

		9,178,191	92,866,500

	Casinos & Gaming (1.89%)
2,400,000	Red Rock Resorts, Inc., Cl A	50,060,152	80,976,000

	Education Services (2.96%)
1,350,000	Bright Horizons Family Solutions, Inc. [1]	43,231,724	126,900,000

	Home Improvement Retail (0.91%)
800,000	Floor & Decor Holdings, Inc., Cl A [1]	28,895,530	38,944,000

	Homebuilding (0.53%)
300,000	Installed Building Products, Inc. [1]	22,217,340	22,785,000

	Internet & Direct Marketing Retail (2.11%)
1,200,000	Liberty Expedia Holdings, Inc., Cl A [1]	54,954,345	53,196,000
750,000	Shutterfly, Inc. [1]	35,725,281	37,312,500

		90,679,626	90,508,500

	Movies & Entertainment (1.70%)
750,000	Liberty Media Corporation- Liberty Formula One, Cl C [1]	10,168,679	25,620,000
225,000	The Madison Square Garden Company, Cl A [1]	11,968,716	47,441,250

		22,137,395	73,061,250

	Restaurants (2.23%)
500,000	BJ’s Restaurants, Inc.	16,384,828	18,200,000
925,000	The Cheesecake Factory, Inc.	28,124,763	44,566,500
850,000	Wingstop Inc.	18,883,347	33,133,000

		63,392,938	95,899,500

	Specialty Stores (0.89%)
2,750,000	Party City Holdco, Inc. [1]	39,333,223	38,362,500

Total Consumer Discretionary		441,721,535	771,628,750

Shares		Cost	Value
Common Stocks (continued)
Consumer Staples (0.29%)
	Food Distributors (0.29%)
600,000	The Chefs’ Warehouse, Inc. [1]	$8,208,445	$12,300,000

Energy (1.70%)
	Oil & Gas Storage & Transportation (1.70%)
560,000	Dominion Energy Midstream Partners L.P.	12,939,755	17,052,000
800,000	PBF Logistics LP	20,465,744	16,760,000
2,000,000	Scorpio Tankers Inc. [2]	16,600,000	6,100,000
745,500	Valero Energy Partners LP	20,810,301	33,174,750

Total Energy		70,815,800	73,086,750

Financials (2.31%)
	Asset Management & Custody Banks (0.88%)
1,250,000	Financial Engines, Inc.	23,245,087	37,875,000

	Financial Exchanges & Data (0.58%)
200,000	Cboe Global Markets, Inc. (formerly CBOE Holdings, Inc.)	15,498,427	24,918,000

	Investment Banking & Brokerage (0.85%)
750,000	Moelis & Co., Cl A	18,642,401	36,375,000

Total Financials		57,385,915	99,168,000

Health Care (13.81%)
	Biotechnology (0.50%)
1,500,000	Abcam plc (United Kingdom) [2]	14,075,553	21,366,137

	Health Care Equipment (4.36%)
515,000	Cantel Medical Corp.	21,972,255	52,978,050
300,000	DexCom, Inc. [1]	3,984,388	17,217,000
750,000	IDEXX Laboratories, Inc. [1]	11,724,552	117,285,000

		37,681,195	187,480,050

	Health Care Technology (1.34%)
1,650,000	Teladoc, Inc. [1]	53,764,468	57,502,500

	Life Sciences Tools & Services (6.36%)
775,000	ICON plc [1,2]	22,033,569	86,916,250
400,000	INC Research Holdings, Inc., Cl A [1]	7,400,000	17,440,000
140,000	Mettler-Toledo International, Inc. [1]	7,249,198	86,732,800
900,000	PRA Health Sciences, Inc. [1]	16,553,917	81,963,000

		53,236,684	273,052,050

	Managed Health Care (1.25%)
1,150,000	HealthEquity, Inc. [1]	19,890,974	53,659,000

Total Health Care		178,648,874	593,059,737

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (23.53%)
	Aerospace & Defense (4.35%)
1,100,000	Mercury Systems, Inc. [1]	$30,895,240	$56,485,000
475,000	TransDigm Group, Inc. [1]	2	130,444,500

		30,895,242	186,929,500

	Construction & Machinery & Heavy Trucks (0.95%)
1,250,000	REV Group, Inc.	29,783,632	40,662,500

	Diversified Support Services (0.21%)
172,818	Healthcare Services Group, Inc.	5,082,397	9,110,965

	Electrical Components & Equipment (1.85%)
450,000	Acuity Brands, Inc.	22,758,773	79,200,000

	Environmental & Facilities Services (3.30%)
2,000,000	Waste Connections, Inc. [2]	87,333,333	141,880,000

	Human Resource & Employment Services (2.77%)
1,850,000	On Assignment, Inc. [1]	45,881,952	118,899,500

	Industrial Machinery (4.55%)
750,000	John Bean Technologies Corp.	65,764,804	83,100,000
250,000	Nordson Corp.	6,938,012	36,600,000
300,000	RBC Bearings, Incorporated [1]	19,150,207	37,920,000
1,600,000	Welbilt, Inc. [1]	27,323,186	37,616,000

		119,176,209	195,236,000
	Trading Companies & Distributors (5.55%)
750,000	Beacon Roofing Supply, Inc. [1]	35,982,302	47,820,000
1,375,000	SiteOne Landscape Supply, Inc. [1]	41,419,060	105,462,500
2,750,000	Univar, Inc. [1]	63,423,166	85,140,000

		140,824,528	238,422,500

Total Industrials		481,736,066	1,010,340,965

Information Technology (29.68%)
	Application Software (9.00%)
600,000	ACI Worldwide, Inc. [1]	7,083,853	13,602,000
1,175,771	Altair Engineering, Inc., Cl A [1]	19,467,616	28,124,442
850,000	Aspen Technology, Inc. [1]	31,990,281	56,270,000
6,000,000	Cision Ltd. [1,2,3]	64,996,212	71,220,000
1,750,000	Guidewire Software, Inc. [1]	56,545,754	129,955,000
400,000	The Ultimate Software Group, Inc. [1]	15,338,294	87,292,000

		195,422,010	386,463,442

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Data Processing & Outsourced Services (3.16%)
375,000	FleetCor Technologies, Inc. [1]	$8,780,432	$72,161,250
450,000	WEX, Inc. [1]	18,982,530	63,553,500

		27,762,962	135,714,750

	Electronic Equipment & Instruments (2.71%)
1,900,000	Cognex Corp.	15,226,732	116,204,000

	Internet Software & Services (6.98%)
1,250,000	2U, Inc. [1]	60,172,362	80,637,500
2,500,000	GTT Communications, Inc. [1,4]	77,310,807	117,375,000
775,000	The Trade Desk, Inc., Cl A [1]	33,107,176	35,440,750
900,000	Wix.com Ltd. [1,2]	53,498,831	51,795,000
1,200,000	Yext, Inc. [1]	15,612,217	14,436,000

		239,701,393	299,684,250

	IT Consulting & Other Services (5.46%)
2,250,000	Acxiom Corporation [1]	51,976,675	62,010,000
1,400,000	Gartner, Inc. [1]	23,400,287	172,410,000

		75,376,962	234,420,000

	Semiconductors (0.95%)
1,250,000	MACOM Technology Solutions Holdings, Inc. [1]	49,434,835	40,675,000

	Systems Software (0.91%)
660,000	Qualys, Inc. [1]	24,304,793	39,171,000

	Technology Hardware, Storage & Peripherals (0.51%)
750,000	Electronics For Imaging, Inc. [1]	30,690,964	22,147,500

Total Information Technology		657,920,651	1,274,479,942

Materials (4.08%)
	Commodity Chemicals (0.20%)
350,000	Westlake Chemical Partners LP	8,402,456	8,732,500

	Construction Materials (1.86%)
2,535,000	Summit Materials, Inc., Cl A [1]	52,667,129	79,700,400
	Metal & Glass Containers (1.09%)
800,000	Berry Global Group, Inc. [1]	12,652,147	46,936,000

	Specialty Chemicals (0.93%)
1,250,000	GCP Applied Technologies, Inc. [1]	36,267,963	39,875,000

Total Materials		109,989,695	175,243,900

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Real Estate (4.26%)
	Office REITs (0.24%)
100,000	SL Green Realty Corp.	$2,127,325	$10,093,000
	Real Estate Services (0.50%)
500,000	CBRE Group, Inc., Cl A [1]	2,180,507	21,655,000
	Specialized REITs (3.52%)
1,100,000	Gaming and Leisure Properties, Inc.	18,408,255	40,700,000
675,000	SBA Communications Corp. [1]	2,720,831	110,268,000

		21,129,086	150,968,000

Total Real Estate		25,436,918	182,716,000

Total Common Stocks		2,031,863,899	4,192,024,044

Principal Amount
Short Term Investments (2.45%)
$105,237,511	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/29/2017, 0.20% due 1/2/2018; Proceeds at maturity - $105,239,849; (Fully collateralized by $102,225,000 U.S. Treasury Inflation-Indexed Note, 0.125% due 4/15/2020; Market value - $107,344,735) [5]	105,237,511	105,237,511

Total Investments (100.08%)		$2,137,101,410	4,297,261,555

Liabilities Less Cash and Other Assets (-0.08%)			(3,648,972)

Net Assets			$4,293,612,583

Retail Shares (Equivalent to $28.34 per share based on 60,427,517 shares outstanding)			$1,712,322,011

Institutional Shares (Equivalent to $29.35 per share based on 84,204,145 shares outstanding)			$2,471,221,311

R6 Shares (Equivalent to $29.34 per share based on 3,751,412 shares outstanding)			$110,069,261

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	See Note 6 regarding “Affiliated” companies.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.99%)
Consumer Discretionary (19.20%)
	Automobile Manufacturers (4.62%)
37,500	Tesla, Inc. [1]	$7,594,190	$11,675,625

	Internet & Direct Marketing Retail (12.83%)
15,075	Amazon.com, Inc. [1]	4,819,012	17,629,760
48,800	Expedia, Inc.	5,484,289	5,844,776
25,125	Netflix, Inc. [1]	879,193	4,822,995
2,385	The Priceline Group, Inc. [1]	377,932	4,144,510

		11,560,426	32,442,041

	Movies & Entertainment (1.75%)
224,014	Manchester United plc, Cl A [2]	3,569,854	4,435,477

Total Consumer Discretionary		22,724,470	48,553,143

Energy (1.08%)
	Oil & Gas Exploration & Production (1.08%)
18,215	Concho Resources, Inc. [1]	1,642,972	2,736,257

Financials (3.22%)
	Financial Exchanges & Data (1.03%)
12,900	MarketAxess Holdings, Inc.	1,281,830	2,602,575

	Investment Banking & Brokerage (2.19%)
108,100	The Charles Schwab Corp.	3,141,328	5,553,097

Total Financials		4,423,158	8,155,672

Health Care (12.78%)
	Biotechnology (7.85%)
48,300	Acceleron Pharma, Inc. [1]	1,553,191	2,049,852
74,802	Argenx SE, ADR [1,2]	2,094,702	4,722,999
6,400	Biogen, Inc. [1]	1,840,396	2,038,848
60,955	Gemphire Therapeutics, Inc. [1]	914,472	484,592
45,600	Sage Therapeutics, Inc. [1]	1,427,516	7,510,776
20,200	Vertex Pharmaceuticals, Inc. [1]	3,108,492	3,027,172

		10,938,769	19,834,239

	Health Care Equipment (2.71%)
29,500	Edwards Lifesciences Corp. [1]	2,603,315	3,324,945
9,635	Intuitive Surgical, Inc. [1]	2,109,051	3,516,197

		4,712,366	6,841,142

	Life Sciences Tools & Services (1.27%)
14,715	Illumina, Inc. [1]	732,067	3,215,080

	Pharmaceuticals (0.95%)
60,500	Supernus Pharmaceuticals, Inc. [1]	2,580,931	2,410,925

Total Health Care		18,964,133	32,301,386

Industrials (1.03%)
	Research & Consulting Services (1.03%)
27,090	Verisk Analytics, Inc. [1]	1,263,025	2,600,640

Shares		Cost	Value
Common Stocks (continued)
Information Technology (58.87%)
	Application Software (12.13%)
21,600	Adobe Systems, Inc. [1]	$3,732,918	$3,785,184
9,475	ANSYS, Inc. [1]	187,523	1,398,415
186,200	Guidewire Software, Inc. [1]	4,706,275	13,827,212
35,280	salesforce.com, Inc. [1]	2,045,993	3,606,675
36,700	Splunk, Inc. [1]	2,026,147	3,040,228
124,000	SS&C Technologies Holdings, Inc.	4,176,329	5,019,520

		16,875,185	30,677,234

	Data Processing & Outsourced Services (4.98%)
41,200	MasterCard Incorporated, Cl A	3,377,473	6,236,032
55,800	Visa, Inc., Cl A	4,044,934	6,362,316

		7,422,407	12,598,348

	Home Entertainment Software (1.27%)
30,500	Electronic Arts, Inc. [1]	2,820,278	3,204,330

	Internet Software & Services (24.34%)
41,360	2U, Inc. [1]	1,890,847	2,668,133
35,000	Alibaba Group Holding Ltd., ADR [1,2]	2,433,089	6,035,050
12,350	Alphabet, Inc., Cl C [1]	8,249,454	12,923,040
141,214	Benefitfocus, Inc. [1]	4,707,693	3,812,778
33,233	CoStar Group, Inc. [1]	743,441	9,868,539
37,050	Facebook, Inc., Cl A [1]	2,481,532	6,537,843
137,300	Tencent Holdings Ltd. (Hong Kong) [2]	4,134,155	7,134,887
42,000	The Trade Desk, Inc., Cl A [1]	756,000	1,920,660
84,643	Wix.com Ltd. [1,2]	4,821,625	4,871,205
204,000	Yext, Inc. [1]	2,747,976	2,454,120
80,950	Zillow Group, Inc., Cl C [1]	1,808,633	3,312,474

		34,774,445	61,538,729

	IT Consulting & Other Services (7.28%)
186,700	Acxiom Corporation [1]	2,578,501	5,145,452
107,687	Gartner, Inc. [1]	2,132,931	13,261,654

		4,711,432	18,407,106

	Semiconductors (1.06%)
41,200	Mellanox Technologies Ltd. [1,2]	1,575,442	2,665,640

	Systems Software (7.81%)
82,500	Microsoft Corp.	6,964,262	7,057,050
29,600	Proofpoint, Inc. [1]	2,381,481	2,628,776
10,100	Red Hat, Inc. [1]	438,010	1,213,010
49,000	ServiceNow, Inc. [1]	2,871,620	6,389,110
50,500	Varonis Systems, Inc. [1]	1,398,382	2,451,775

		14,053,755	19,739,721

Total Information Technology		82,232,944	148,831,108

Real Estate (2.81%)
	Specialized REITs (2.81%)
9,725	Equinix, Inc.	184,084	4,407,565
16,500	SBA Communications Corp. [1]	55,186	2,695,440

Total Real Estate		239,270	7,103,005

Total Common Stocks		131,489,972	250,281,211

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (1.12%)
$2,832,553	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/29/2017, 0.20% due 1/2/2018; Proceeds at maturity – $2,832,616; (Fully collateralized by $2,755,000 U.S. Treasury Inflation-Indexed Note, 0.125% due 4/15/2020; Market value – $2,892,979) [3]	$2,832,553	$2,832,553

Total Investments (100.11%)		$134,322,525	$253,113,764

Liabilities Less Cash and Other Assets (-0.11%)			(289,948)

Net Assets			$252,823,816

Retail Shares (Equivalent to $17.00 per share based on 11,537,517 shares outstanding)			$196,180,560

Institutional Shares (Equivalent to $17.60 per share based on 3,154,233 shares outstanding)			$55,520,099

R6 Shares (Equivalent to $17.61 per share based on 63,766 shares outstanding)			$1,123,157

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.26%)
Consumer Discretionary (28.44%)
	Automobile Manufacturers (1.35%)
8,667	Tesla, Inc. [1]	$2,405,668	$2,698,471

	Cable & Satellite (4.40%)
31,450	Naspers Limited, Cl N (South Africa)[2]	5,187,697	8,772,192

	Internet & Direct Marketing Retail (22.69%)
25,796	Amazon.com, Inc. [1]	6,402,448	30,167,648
91,960	Ctrip.com International Ltd., ADR [1,2]	2,980,457	4,055,436
29,321	Expedia, Inc.	3,507,773	3,511,776
4,337	The Priceline Group, Inc. [1]	2,941,040	7,536,579

		15,831,718	45,271,439

Total Consumer Discretionary		23,425,083	56,742,102

Financials (10.22%)
	Asset Management & Custody Banks (1.85%)
84,940	Brookfield Asset Management, Inc., Cl A [2]	1,716,811	3,698,288

	Consumer Finance (1.18%)
60,667	Synchrony Financial	1,985,245	2,342,353

	Financial Exchanges & Data (2.60%)
35,570	CME Group, Inc.	2,088,336	5,194,998

	Investment Banking & Brokerage (3.00%)
116,272	The Charles Schwab Corp.	3,623,115	5,972,893

	Regional Banks (1.59%)
36,627	First Republic Bank	2,619,742	3,173,363

Total Financials		12,033,249	20,381,895

Health Care (10.24%)
	Biotechnology (3.39%)
6,459	Biogen, Inc. [1]	1,734,906	2,057,644
5,489	Regeneron Pharmaceuticals, Inc. [1]	1,763,077	2,063,644
17,601	Vertex Pharmaceuticals, Inc. [1]	2,647,664	2,637,686

		6,145,647	6,758,974

	Health Care Equipment (2.50%)
13,686	Intuitive Surgical, Inc. [1]	2,885,519	4,994,569

	Health Care Technology (1.10%)
39,553	Veeva Systems, Inc., Cl A [1]	2,437,351	2,186,490

	Life Sciences Tools & Services (3.25%)
29,701	Illumina, Inc. [1]	1,055,540	6,489,371

Total Health Care		12,524,057	20,429,404

Information Technology (42.22%)
	Application Software (0.36%)
48,528	Snap, Inc., Cl A [1]	835,904	708,994

	Data Processing & Outsourced Services (11.19%)
65,205	MasterCard Incorporated, Cl A	3,418,562	9,869,429
40,179	Vantiv, Inc., Cl A [1]	2,732,880	2,955,165
83,299	Visa, Inc., Cl A	2,537,808	9,497,752

		8,689,250	22,322,346
	Internet Software & Services (21.13%)
92,830	Alibaba Group Holding Limted., ADR [1,2]	7,959,441	16,006,677
1,948	Alphabet, Inc., Cl A [1]	280,365	2,052,023
10,046	Alphabet, Inc., Cl C [1]	4,142,964	10,512,135

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Internet Software & Services (continued)
65,002	Facebook, Inc., Cl A [1]	$1,611,511	$11,470,253
36,504	Wix.com Ltd. [1,2]	2,661,907	2,100,805

		16,656,188	42,141,893

	IT Consulting & Other Services (1.73%)
32,126	EPAM Systems, Inc. [1]	2,264,388	3,451,296

	Semiconductor Equipment (2.41%)
27,701	ASML Holding N.V. [2]	1,817,805	4,814,988

	Systems Software (2.29%)
38,097	Red Hat, Inc. [1]	1,910,187	4,575,450

	Technology Hardware, Storage & Peripherals (3.11%)
36,662	Apple, Inc.	869,664	6,204,310

Total Information Technology		33,043,386	84,219,277

Materials (0.70%)
	Fertilizers & Agricultural Chemicals (0.70%)
11,969	Monsanto Co.	839,783	1,397,740

Real Estate (4.44%)
	Specialized REITs (4.44%)
19,555	Equinix, Inc.	3,178,515	8,862,717

Total Common Stocks		85,044,073	192,033,135

Principal Amount
Short Term Investments (3.69%)
$7,356,152	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/29/2017, 0.20% due 1/2/2018; Proceeds at maturity – $7,356,316; (Fully collateralized by $7,150,000 U.S. Treasury Inflation-Indexed Note, 0.125% due 4/15/2020 Market value – $7,508,093)[3]	7,356,152	7,356,152

Total Investments (99.95%)		$92,400,225	199,389,287

Cash and Other Assets Less Liabilities (0.05%)			102,289

Net Assets			$199,491,576

Retail Shares (Equivalent to $25.47 per share based on 3,676,381 shares outstanding)			$93,642,294

Institutional Shares (Equivalent to $25.91 per share based on 3,892,076 shares outstanding)			$100,858,384

R6 Shares (Equivalent to $25.92 per share based on 192,545 shares outstanding)			$4,990,898

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.35%)
Consumer Discretionary (12.37%)
	Casinos & Gaming (5.16%)
135,000	Pinnacle Entertainment, Inc. [1]	$2,170,180	$4,418,550
275,000	Red Rock Resorts, Inc., Cl A	6,289,895	9,278,500

		8,460,075	13,697,050

	Internet & Direct Marketing Retail (1.67%)
100,000	Liberty Expedia Holdings, Inc., Cl A [1]	4,602,767	4,433,000

	Movies & Entertainment (1.09%)
88,000	Liberty Media Corporation-Liberty Formula One, Cl A [1]	2,547,514	2,879,360

	Restaurants (2.64%)
180,000	Wingstop, Inc.	4,795,203	7,016,400

	Specialty Stores (1.81%)
345,000	Party City Holdco, Inc. [1]	4,594,539	4,812,750

Total Consumer Discretionary		25,000,098	32,838,560

Consumer Staples (0.16%)
	Packaged Foods & Meats (0.16%)
750,000	Barfresh Food Group, Inc. [1]	417,200	434,925

Energy (3.48%)
	Oil & Gas Storage & Transportation (3.48%)
89,739	Dominion Energy Midstream Partners, L.P.	2,279,265	2,732,552
130,000	Noble Midstream Partners LP	6,604,764	6,500,000

Total Energy		8,884,029	9,232,552

Financials (1.33%)
	Property & Casualty Insurance (1.33%)
78,309	Kinsale Capital Group, Inc.	1,905,575	3,523,905

Health Care (25.49%)
	Biotechnology (12.15%)
123,200	Adamas Pharmaceuticals, Inc. [1]	2,381,360	4,175,248
45,000	Emergent BioSolutions, Inc. [1]	2,110,666	2,091,150
12,900	Esperion Therapeutics, Inc. [1]	768,146	849,336
226,300	Flexion Therapeutics, Inc. [1]	4,347,419	5,666,552
88,700	Foundation Medicine, Inc. [1]	2,189,356	6,049,340
262,359	Gemphire Therapeutics, Inc. [1]	3,674,058	2,085,754
185,000	Myriad Genetics, Inc. [1]	3,624,352	6,353,825
30,200	Sage Therapeutics, Inc. [1]	1,834,187	4,974,242

		20,929,544	32,245,447

	Health Care Equipment (3.41%)
195,969	AxoGen, Inc. [1]	3,500,688	5,545,923
17,000	Inogen, Inc. [1]	785,327	2,024,360
21,300	Nevro Corp. [1]	1,653,257	1,470,552

		5,939,272	9,040,835

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Supplies (3.96%)
1,071,000	Cerus Corp. [1]	$4,338,228	$3,619,980
490,100	Sientra, Inc. [1]	4,288,835	6,890,806

		8,627,063	10,510,786

	Health Care Technology (3.70%)
281,500	Teladoc, Inc. [1]	7,957,292	9,810,275

	Pharmaceuticals (2.27%)
1,000,000	TherapeuticsMD, Inc. [1]	5,387,387	6,040,000

Total Health Care		48,840,558	67,647,343

Industrials (11.76%)
	Aerospace & Defense (3.82%)
747,194	The KEYW Holding Corporation [1]	6,401,341	4,386,029
112,000	Mercury Systems, Inc. [1]	2,473,536	5,751,200

		8,874,877	10,137,229

	Heavy Electrical Equipment (2.55%)
331,000	TPI Composites, Inc. [1]	5,931,787	6,772,260

	Industrial Machinery (3.65%)
71,600	ESCO Technologies, Inc.	3,678,722	4,313,900
233,000	Kornit Digital Ltd. [1,2]	3,607,457	3,762,950
25,000	Sun Hydraulics Corp.	886,523	1,617,250

		8,172,702	9,694,100

	Trading Companies & Distributors (1.74%)
60,000	SiteOne Landscape Supply, Inc. [1]	2,367,982	4,602,000

Total Industrials		25,347,348	31,205,589

Information Technology (33.34%)
	Application Software (1.10%)
50,000	QAD, Inc., Cl A	1,469,585	1,942,500
32,000	QAD, Inc., Cl B	646,894	975,680

		2,116,479	2,918,180

	Electronic Equipment & Instruments (4.77%)
16,300	Coherent, Inc. [1]	2,853,428	4,600,186
160,900	Novanta, Inc. [1,2]	4,853,948	8,045,000

		7,707,376	12,645,186

	Internet Software & Services (10.89%)
50,000	2U, Inc. [1]	2,562,807	3,225,500
166,000	CommerceHub, Inc., Series C [1]	2,791,422	3,417,940
60,700	Envestnet, Inc. [1]	2,158,421	3,025,895
650,000	JUST EAT plc (United Kingdom)[1,2]	4,525,679	6,854,041
180,000	Quotient Technology, Inc. [1]	1,965,105	2,115,000
140,000	The Trade Desk, Inc., Cl A [1]	5,255,325	6,402,200
320,000	Yext, Inc. [1]	4,275,954	3,849,600

		23,534,713	28,890,176

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	IT Consulting & Other Services (2.23%)
215,000	Acxiom Corp. [1]	$5,558,433	$5,925,400

	Semiconductor Equipment (2.53%)
170,000	Ichor Holdings Ltd. [1,2]	2,915,748	4,182,000
160,500	PDF Solutions, Inc. [1]	2,890,966	2,519,850

		5,806,714	6,701,850

	Semiconductors (5.39%)
415,000	Everspin Technologies, Inc. [1]	3,807,869	3,112,500
155,000	Impinj, Inc. [1]	3,936,840	3,492,150
237,000	MACOM Technology Solutions Holdings, Inc. [1]	10,071,449	7,711,980

		17,816,158	14,316,630

	Systems Software (6.43%)
129,722	ForeScout Technologies, Inc. [1]	3,219,756	4,136,834
129,600	Qualys, Inc. [1]	4,045,805	7,691,760
108,000	Varonis Systems, Inc. [1]	3,110,092	5,243,400

		10,375,653	17,071,994

Total Information Technology		72,915,526	88,469,416

Real Estate (3.21%)
	Diversified REITs (1.98%)
189,000	Alexander & Baldwin, Inc.	7,609,144	5,242,860

	Industrial REITs (1.23%)
112,000	Rexford Industrial Realty, Inc.	2,608,917	3,265,920

Total Real Estate		10,218,061	8,508,780

Telecommunication Services (2.21%)
	Integrated Telecommunication Services (2.21%)
150,000	General Communication, Inc., Cl A [1]	5,535,884	5,853,000

Total Common Stocks		199,064,279	247,714,070

Shares		Cost	Value
Warrants (0.02%)
Consumer Staples (0.02%)
	Packaged Foods & Meats (0.02%)
300,000	Barfresh Food Group, Inc. Warrants Exp 3/13/2020 [1,3,4]	$0	$54,000

Principal Amount
Short Term Investments (5.55%)
Repurchase Agreement (5.55%)
$14,730,951	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/29/2017, 0.20% due 1/2/2018; Proceeds at maturity - $14,731,278; (Fully collateralized by $14,310,000 U.S. Treasury Inflation-Indexed Note, 0.125% due 4/15/2020; Market value - $15,026,688)[4]	14,730,951	14,730,951

Total Investments (98.92%)		$213,795,230	262,499,021

Cash and Other Assets Less Liabilities (1.08%)			2,855,572

Net Assets			$265,354,593

Retail Shares (Equivalent to $18.14 per share based on 7,256,261 shares outstanding)			$131,621,252

Institutional Shares (Equivalent to $18.30 per share based on 7,126,208 shares outstanding)			$130,405,473

R6 Shares (Equivalent to $18.30 per share based on 181,869 shares outstanding)			$3,327,868

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2017, the market value of restricted and fair valued securities amounted to $54,000 or 0.02% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Funds	December 31, 2017

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund. Baron Durable Advantage Fund commenced operations on January 2, 2018 and, therefore, is not included in this report.

Each Fund offers Retail Shares, Institutional Shares and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with the adviser, and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at the NAV Calculation Time, except under the circumstances described below. Most foreign markets close before the NAV Calculation Time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at the NAV Calculation Time. As a result, the Adviser may use a third-party pricing service to assist in determining fair value of foreign securities. This service utilizes a systematic methodology in making fair value estimates. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At December 31, 2017, the Funds did not have any securities on loan.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by ASU No. 2011-11 for the Funds’ investments in repurchase agreements at December 31, 2017, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

e) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

Baron Funds	December 31, 2017

3. RESTRICTED SECURITIES

At December 31, 2017, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At December 31, 2017, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$684,454

(Cost $0) (0.02% of Net Assets)

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$230,392

(Cost $0) (0.00% of Net Assets)

	Baron Discovery Fund
Name of Issuer	Acquisition Date(s)	Value
Warrants
Barfresh Food Group, Inc., Warrants, Exp 3/13/2020	2/23/2015	$54,000

(Cost $0) (0.02% of Net Assets)

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•	Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);
•	Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Baron Funds	December 31, 2017

The following is a summary of the inputs used as of December 31, 2017 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,020,438,939	$—	$—	$3,020,438,939
Mutual Funds	—	—	684,454	684,454
Short Term Investments	—	47,834,872	—	47,834,872

Total Investments	$3,020,438,939	$47,834,872	$684,454	$3,068,958,265

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended December 31, 2017.

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,231,913,007	$—	$—	$6,231,913,007
Preferred Stocks	—	17,183,308	—	17,183,308
Mutual Funds	—	—	230,392	230,392

Total Investments	$6,231,913,007	$17,183,308	$230,392	$6,249,326,707

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended December 31, 2017.

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,192,024,044	$—	$—	$4,192,024,044
Short Term Investments	—	105,237,511	—	105,237,511

Total Investments	$4,192,024,044	$105,237,511	$—	$4,297,261,555

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended December 31, 2017.

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$250,281,211	$—	$—	$250,281,211
Short Term Investments	—	2,832,553	—	2,832,553

Total Investments	$250,281,211	$2,832,553	$—	$253,113,764

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended December 31, 2017.

†	See Schedules of Investments for additional detailed categorizations.

Baron Funds	December 31, 2017

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$192,033,135	$—	$—	$192,033,135
Short Term Investments	—	7,356,152	—	7,356,152

Total Investments	$192,033,135	$7,356,152	$—	$199,389,287

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended December 31, 2017.

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$247,714,070	$—	$—	$247,714,070
Warrants	—	54,000	—	54,000
Short Term Investments†	—	14,730,951	—	14,730,951

Total Investments	$247,714,070	$14,784,951	$—	$262,499,021

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended December 31, 2017.

†	See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2017	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2017	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2017
Private Equity Investments
Financials	$3,330,537	$—	$—	$572,761	$—	$(3,218,844)	$—	$—	$684,454	$572,761

Total	$3,330,537	$—	$—	$572,761	$—	$(3,218,844)	$—	$—	$684,454	$572,761

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2016	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2017	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2017
Private Equity Investments
Financials	$1,121,082	$—	$—	$192,795	$—	$(1,083,485)	$—	$—	$230,392	$192,795

Total	$1,121,082	$—	$—	$192,795	$—	$(1,083,485)	$—	$—	$230,392	$192,795

Baron Funds	December 31, 2017

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of December 31, 2017, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund
Cost of investments	$1,164,847,421	$2,133,890,597	$2,137,101,410	$134,322,525	$92,400,225	$213,795,230

Gross tax unrealized appreciation	$1,907,609,885	$4,147,910,061	$2,197,278,305	$120,661,216	$107,937,913	$60,165,688
Gross tax unrealized depreciation	(3,499,041)	(32,473,951)	(37,118,160)	(1,869,977)	(948,851)	(11,461,897)

Net unrealized appreciation	$1,904,110,844	$4,115,436,110	$2,160,160,145	$118,791,239	$106,989,062	$48,703,791

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2017	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at December 31, 2017	Value at December 31, 2017	% of Net Assets at December 31, 2017
“Affiliated” Company as of December 31, 2017:
Benefitfocus, Inc.	$78,215,185	$—	$3,345,583	$(15,519,274)	$49,672	$—	2,200,000	$59,400,000	0.96%
Choice Hotels International, Inc.	192,179,250	—	—	41,202,750	—	646,613	3,007,500	233,382,000	3.77%
Iridium Communications, Inc.	77,182,401	—	—	11,240,156	—	—	7,493,437	88,422,557	1.43%
Iridium Communications, Inc., Series B, 6.75%	14,927,934	—	—	2,255,374	—	—	41,074	17,183,308	0.28%
Marriott Vacations Worldwide Corp.	199,248,000	—	—	17,088,000	—	640,000	1,600,000	216,336,000	3.49%
Vail Resorts, Inc.	501,178,043	—	—	(34,382,940)	—	4,626,867	2,196,993	466,795,103	7.53%

	$1,062,930,813	$—	$3,345,583	$21,884,066	$49,672	$5,913,480		$1,081,518,968

BARON SMALL CAP FUND

Name of Issuer	Value at September 30, 2017	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at December 31, 2017	Value at December 31, 2017	% of Net Assets at December 31, 2017
“Affiliated” Company as of December 31, 2017:
GTT Communications, Inc.	$72,105,030	$7,991,285	$—	$37,278,685	$—	$—	2,500,000	$117,375,000	2.73%

“No Longer an Affiliated” Company as of December 31, 2017:
The Chefs’ Warehouse, Inc.	$28,950,000	$—	$18,696,419	$(2,425,230)	$4,471,649	$—	600,000	$12,300,000	0.29%

1	An “Affiliated” Company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three months ended December 31, 2017.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Investment Funds Trust

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date:	February 23, 2018